Commitments and Contingencies (Details) $ in Millions	Mar. 31, 2026 USD ($)
Commitments and Contingencies [Line Items]
Secured amount	$ 3.3
Fire Insurance Claims [Member]
Commitments and Contingencies [Line Items]
Pledge amount	$ 1.5